Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 1 - Summary of Significant Accounting Policies:

A.    General:

The significant accounting policies, applied on a consistent basis, are as follows:

1.
The Company:

BluePhoenix Solutions Ltd. ("BluePhoenix") (together with its subsidiaries, the "Company" or "we") is an Israeli corporation, which operates in one operating segment of IT modernization solutions.

The Company develops and markets software tools and provides consulting services for efficient modernization of legacy systems and cross-platform migration. The Company manages its business in various international markets through several entities, including its wholly-owned subsidiaries located in: USA, Russia, UK, Germany, Italy, Cyprus, Romania, and Israel.

2.	Accounting Principles: The consolidated financial statements are prepared in accordance with accounting principles generally accepted ("GAAP") in the United States of America.

3.
Functional Currency:

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar ("dollar"). In addition, a substantial portion of the Company's revenues and costs are incurred in dollars. Thus, the functional and reporting currency of the Company is considered to be the dollar.  The functional currency of all subs is the US dollar therefore there is no unrealized gain/loss.

The Company follows FASB ASC Topic 830 "Foreign Currency Matters" ("ASC 830") and accordingly non monetary transactions denominated in currencies other than the dollar are measured and recorded in dollar at the exchange rates prevailing at transaction date. Monetary assets and liabilities denominated in currencies other than the dollar are translated at the exchange rate on the balance sheet date. Transaction  gain or losses on foreign currency translation are recorded in consolidated statement of operations.

4.
Use of Estimates and Assumptions in the Preparation of the Financial Statements:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

B.    Principles of Consolidation:

The consolidated financial statements include the accounts of BluePhoenix and its subsidiaries in which it has a controlling interest. Acquisition of subsidiaries is accounted for under the acquisition method. All intercompany balances and transactions have been eliminated upon consolidation. Noncontrolling interests are included in equity.

C.    Cash and Cash Equivalents:

Cash equivalents are considered by the Company to be highly-liquid investments, including inter-alia, short-term deposits with banks, of which do not exceed matutiries of three months at the time of deposit and which are not restricted.

D.    Restricted Deposit:

As of December 31, 2011, the Company's balance sheet includes $3.4 million of restricted deposit, which was used as temporary collateral for the Company's Long term letters of credit. These funds were segregated from the Company's operating cash.

E.    Allowance for Doubtful Accounts:

The Company establishes an allowance for doubtful accounts to ensure trade and financing receivables are not overstated due to uncollectability. The allowance for doubtful accounts was based on specific receivables, which their collection, in the opinion of Company's management, is in doubt. Trade receivables are charged off in the period in which they are deemed to be uncollectible.

F.    Property and Equipment, Net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over their estimated useful lives. Annual rates of depreciation are as follows:

%

Computers and peripheral equipment	20-33 (mainly 33)
Office furniture and equipment	6-15 (mainly 7)
Leasehold improvements	Over the shorter of lease term or the life of the assets
Motor vehicles	15

G.    Impairment of Long-Lived Assets:

The Company evaluates property and equipment and purchased intangible assets with finite lives for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flow and recognizes an impairment loss when the estimated undiscounted future cash flow expected to result from the use of the asset plus the net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. When the Company identifies an impairment, it reduces the carrying amount of the asset to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. During the years ending December 31, 2011, 2010 and 2009 no impairments have been identified.

H.    Goodwill and other purchased intangible assets:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired.

Goodwill is not amortized, but rather is subject to an annual impairment test. The Company performs an annually impairment test, or more frequently if impairment indicators are present.

 Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives of between 5 to 12 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the assets is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset (see also Note 1G).

The Company performed goodwill impairment tests in 2011, 2010 and 2009. The goodwill impairment tests are conducted in two steps. In the first step, the Company determines the fair value of the reporting unit using expected future discounted cash flows and estimated terminal values. If the net book value of the reporting unit exceeds the fair value, the Company would then perform the second step of the impairment test which requires allocation of the reporting unit's fair value of all of its assets and liabilities in a manner similar to an acquisition cost allocation, with any residual fair value being allocated to goodwill. The implied fair value of the goodwill is then compared to the carrying value to determine impairment, if any.

The Company determines the fair value of a reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates its fair value at this time. The Company has corroborated the fair values using the Market Approach. Judgments and assumptions related to revenue, gross profit, operating expenses, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. Additionally, the Company evaluated the reasonableness of the estimated fair value of its reporting unit by reconciling to its market capitalization. This reconciliation allowed the Company to consider market expectations in corroborating the reasonableness of the fair value of the reporting unit. Following such reconciliation the company found that there was no material difference (approximately 2.9%) between the fair value of the reporting unit and its market capitalization as of December 31, 2011.

The Company is one operating segment and one reporting unit related to its overall IT modernization. In 2009, 2010 and 2011, step one of the assessment resulted at the carrying value of the IT modernization reporting unit exceeds its fair value. As described in the preceding paragraphs, the second step was performed by allocating the reporting unit's fair value to all of its assets and liabilities, with any residual fair value being allocated to goodwill. The Company determined that the carrying value of goodwill should be impaired. As a result, the Company recorded a non-cash goodwill impairment charge of $5.7 million in 2009, $13.2 million in 2010 and $9.6 million in 2011.

In determining gain or loss on disposal of a portion of the Appbuilder technology the amount of goodwill that was included in that carrying amount of the disposed reporting unit was based on the relative fair values of the disposed of business and the portion of the reporting unit that was retained.

I.     Research and Development Costs:

Research and development costs are charged to the statement of income as incurred. ASC No. 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon detailed program design is completed and verified. Costs incurred by the Company between completion of detailed program design and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

J.     Stock-based Compensation:

In the past three years majority of the awards were of restricted stock units ("RSUs").RSU's are valued based on the market value of the underlying stock at the date of grant.  The Company measures and recognizes compensation expense with respect to option based awards on estimated fair values on the date of grant using the Black-Scholes option-pricing model. This option pricing model requires that the Company makes several estimates, including the option's expected life and the price volatility of the underlying stock.

The Company recognizes the estimated fair value of option-based awards and RSUs, net of estimated forfeitures, as stock-based compensation costs using the stright line method.

For the year ended December 31, 2011, 2010 and 2009 the Company recorded stock-based and RSUs compensation costs in the amount of $1,208, $1,506 and $2,031 thousand, respectively. On December 31, 2011, the total unrecognized stock-based and RSUs compensation costs amounted to $222 thousand, and are expected to be recognized over of the next 3 years.

K.    Revenue Recognition:

Revenues derived from direct software license agreements are recognized in accordance with FASB ASC Topic 985 "Software" ("ASC 985"), upon delivery of the software, when collection is probable, the license fee is otherwise fixed or determinable and persuasive evidence of an arrangement exists.

The arrangements that include multiple elements are usually arrangements where the Company sells software products and Post Contract Support (PCS).

For multiple elements arrangements, ASC 985 requires that the fair value of each component in a multiple element arrangement will be determined based on the vendor's specific objective evidence (VSOE) for that element, and revenue is allocated to each component based on its fair value. ASC 985 requires that revenue be recognized under the "residual method" when VSOE does not exist for all the delivered elements, VSOE of fair value exists for all undelivered elements, and all other accounting standards criteria are met. The specific objective evidence for the PCS is established by the price charged on PCS renewals.

The Company recognizes revenues from consulting fees based on the number of hours performed.

In some of the agreements with the Company's customers, the customers have the right to receive unspecified upgrades on an if-and-when available basis (the Company does not provide specific upgrades). These upgrades are considered Post-Contract Support (PCS). Revenues allocated to the PCS are recognized ratably over the term of the PCS.

When a project involves significant production, modification or customization of software, revenue is recognized according to the percentage of completion method in accordance with the provisions of FASB ASC Topic 605-35-25. Under this method, estimated revenue is generally accrued based on costs incurred to date, as a percentage of total updated estimated costs. The Company recognizes contract losses, if any, in the period in which they first become evident.

Some of the Company's contracts include client acceptance clauses. In these contracts, the Company follows the guidance of ASC 985-605-55 (formerly TPA 5100.67) and SAB 104. In determining whether revenue can be recognized, when an acceptance clause exists, the Company considers its history with similar arrangements, the customer's involvement in the progress, and the existence of other service providers and the payments terms. There are no rights of return, price protection or similar contingencies in the Company's contracts.

On December 31, 2011 approximately $1.6 million (on December 31, 2010: $8.4 million) of the accounts receivable balance was unbilled due to the customers payment terms.

The Company presents revenues from products and revenues from services in separate line items.

The product revenues line item includes revenues generated from (i) standalone software products and (ii) software products that were included in multiple-element arrangements and were separated pursuant to ASC 985 as aforementioned.

In the services revenue line item, the Company included (i) revenues generated from standalone consulting services, (ii) revenues generated from stand alone post contract support ("PCS"), (iii) revenues accounted for pursuant to ASC 605-35-25 and (iv) revenues generated from PCS included in multiple-element arrangement and were separated pursuant to ASC 985 as aforementioned.

Tax collected from customers and remitted to governments authorities (including VAT) are presented in income statement on a net basis.

L.    Advertising Costs:

The Company expenses advertising costs as incurred. Advertising costs for the years ended December 31, 2011, 2010 and 2009 were $36, $94 and $291 thousand, respectively.

M.    Income Taxes:

Deferred taxes are determined utilizing the "asset and liability" method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, when it's more likely than not that deferred tax assets will not be realized in the foreseeable future. Deferred tax liabilities and assets are classified as current or non-current based on the expected reversal dates of the specific temporary differences.

The Company adopted ASC Topic 740-10-05, Income Tax, , which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions. The Company's policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

N.    Earnings (loss) Per Share:

Earnings (loss) per share ("EPS") were computed in accordance with FASB ASC Topic 260, "Earnings Per Share" (ASC 260). ASC 260 requires the presentation of both basic and diluted EPS.

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year (fully vested RSUs), net of treasury shares. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year (see also Note 12C). Since the Company incurred net loss during the periods presented, no diluted EPS was presented as all the dilutive potential ordinary shares were anti-dilutive.

O.    Financial Instruments:

1.	Concentration of credit risks:

Financial instruments that have the potential to expose the Company to credit risks are mainly cash and cash equivalents, bank deposit accounts, and trade receivables.

The Company holds cash and cash equivalents, and deposit accounts at large banks in Israel, the United States, and Europe, thereby substantially reducing the risk of loss.

With respect to trade receivables, the risk is limited due to the geographically spreading, nature and size of the entities that constitute the Company's customer base. The Company assesses the financial position of its customers prior to the engagement with them.

The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. An appropriate allowance for doubtful accounts is included in the accounts.

2.	Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

P.    Comprehensive Income:

Comprehensive income, net of related taxes where applicable, includes, only net income.

Q.    Derivative Instruments:

The Company uses foreign currency options, forward exchange contracts to assist in managing financial risks in order to minimize the currency exposure on identifiable assets and liabilities in currencies other than the functional currency. The Company does not use derivative financial instruments for speculative purposes. These instruments are recognized at fair value, with all changes in fair value recorded in current period earnings, as these transactions have not been designated by management as hedging instruments. The net loss recognized in earnings during 2011, representing the derivative instruments was $323 thousand (in 2010 and 2009: loss of $288 thousand and $894 thousand ,respectively).

As of December 31, 2011 the Company do not have open forward and option exchange contracts. As of  December 31, 2010:  $6.7 million as notional amount.

The cash flows associated with the derivative are reflected as cash flows from operating activity in the statement of cash flows.

R.    Treasury Shares:

The Company repurchases its Ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

When treasury shares are used as consideration for share based payment the reduction is based on average purchase cost.

S.    Transfers of Financial Assets:

FASB ASC Topic 860 "Transfers and Servicing" ("ASC 860"),  establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the sale of receivables to financial institution.

In 2011 and 2010, the Company sold trade receivables to financial institution in a total amount of $9 millions and $24.7 million respectively, at an average annual rate of Libor plus 4% or Prime plus 1.5% as applicable (in 2010- average annual rate of Libor plus 3% or Prime plus 1.5% as applicable). Control and risk of those trade receivables were fully transferred and accounted for as a sale in accordance with ASC 860. The agreements, pursuant to which the Company sells its trade receivables, are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the legal reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (vi) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

T.    Reclassifications:

Certain comparative figures have been reclassified to conform to the current year presentation.

U.    Derivative Liabilities - Warrants:

In connection with the adoption of EITF 07-05, "Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity's Own Stock," ("EITF 07-05") on January 1, 2009 (ASC 815-40-15), the Company determined that the warrants issued at several occasions in 2007 ,2006 and 2004 (ratchet down of exercise price based upon lower exercise price in future offerings) are not indexed to the Company's own stock and therefore should be recorded as a  derivative financial liability for pursuant FASB ASC Topic 815 "Derivative and Hedging" (ASC 815-40-25). The fair value of these warrants as of January 1, 2009 was $161 thousand and was recorded as a derivative liability in a way of  cumulative adjustment to beginning of the year equity.(see also Note 10A4).

V.    Contingent Assets:

The company's accounting policy is  to recognize the contingent consideration in earnings only after the contingency is being  resolved  in accordance with ASC 450.

W.     Recently Issued Accounting Pronouncements:

In December 2011, the Financial Accounting Standard Board ("FASB") issued an accounting standard update which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. The Company  believes that the adoption will not have a material impact on its consolidated financial statements.

In June 2011, the FASB amended its comprehensive income presentation guidance. The amendment requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance is effective for interim and annual periods beginning after December 15, 2011. In December 2011, the FASB indefinitely deferred certain provisions of this guidance to present certain reclassification adjustments into and out of accumulated other comprehensive income on a gross basis. The Company  believes that the adoption will not have a material impact on its consolidated financial statements .

In May 2011, the FASB amended its fair value measurements and disclosures guidance. The amendment clarifies the existing guidance and adds new disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company  believes that the adoption will not have a material impact on its consolidated financial statements.

In September 2011, the FASB issued new accounting guidance intended to simplify goodwill impairment testing. The Company will be allowed to perform a qualitative assessment on goodwill impairment to determine whether a quantitative assessment is necessary. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011 with early adoption permitted.   The Company  believes that the adoption will not have a material impact on its consolidated financial statements .

In December 2010, the FASB issued amendments to the disclosure of pro forma information for business combinations. These amendments were effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The amendments clarify the acquisition date that should be used for reporting the pro forma financial information disclosures when comparative financial statements are presented. The amendments also improve the usefulness of the pro forma revenue and earnings disclosures by requiring a description of the nature and amount of material, nonrecurring pro forma adjustments that are directly attributable to the business combination(s).